Related Party Transactions	12 Months Ended
Jun. 30, 2019
Related party transactions [abstract]
Related Party transactions

29.	Related Party transactions

In the normal course of business, the Group conducts transactions with different entities or parties related to it. An individual or legal entity is considered a related party where:

-	An entity, individual or close relative of such individual or legal entity exercises control, or joint control, or significant influence over the reporting entity, or is a member of the Board of Directors or the Senior Management of the entity or its parent company.
-	An entity is a subsidiary, associate or joint venture of the entity or its parent or controlled company.

The following section provides a brief description of the main transactions conducted with related parties which are not described in other notes of these consolidated Financial Statements:

1.	Compensation of the Board of Directors

Law N° 19,550 provides that the remuneration of the Board of Directors, where it is not set forth in the Company's by-laws, shall be fixed by the Shareholders' Meetings. The maximum amount of remuneration that the members of the Board are allowed to receive, including salary and other performance-based remuneration of permanent technical-administrative functions, may not exceed 25% of the profits.

Such maximum amount is limited to 5% where no dividends are distributed to the Shareholders, and will be increased proportionately to the distribution, until reaching such cap where total profits are distributed.

Some of our Directors are hired under the Employment Contract Act N° 20,744. This Act rules on certain conditions of the work relationship, including remuneration, salary protection, working hours, vacations, paid leaves, minimum age requirements, workmen protection and forms of suspension and contract termination.

The remuneration of directors for each fiscal year is based on the provisions established by the Law N° 19,550, taking into consideration whether such directors perform technical-administrative functions and depending upon the results recorded by the Company during the fiscal year. Once such amounts are determined, they should be approved by the Shareholders' Meeting.

2.	Compensation of Senior Management

The members of the Senior or Top Management are appointed and removed by the Board of Directors, and perform functions in accordance with the instructions delivered by the Board itself.

The remuneration earned by the Company's Senior Management (including Directors) was Ps. 62.5 million; Ps. 63.2 million and Ps. 38.5 million as of June 30, 2019, 2018 and 2017, respectively. The remuneration earned by Senior Management for their functions consists of an amount that is fixed taking into account the manager's background, capacity and experience, and an annual bonus which varies according to their individual performance and the Group's results. Members of senior management participate in defined contribution and share-based incentive plans that are described in Notes 21 and 22, respectively.

The Group's Senior Management is composed of as follows:

Name	Date of birth	Position	In the position since
Alejandro G. Elsztain	31/03/1966	Chief Executive Officer	2002
Daniel R. Elsztain	22/12/1972	Chief Operating Officer	2011
Matias Gaivironsky	23/02/1976	Chief Financial and Administrative Officer	2016
Juan José Martinucci	31/01/1972	Chief Commercial Officer	2013
Arnaldo Jawerbaum	13/08/1966	Chief Investment Officer	2017

3.	Corporate Service Agreement with Cresud and IRSA

Considering that IRSA, Cresud and IRSA CP have operating overlapping areas, the Board of Directors considered it convenient to implement alternatives that allow reducing certain fixed costs of its activity, in order to reduce its impact on operating results, taking advantage of and optimizing the individual efficiencies of each of the companies in the different areas that make up the operational administration.

For this purpose, on June 30, 2004, a Framework Agreement for the Exchange of Corporate Services ("Framework Agreement") was signed, between IRSA, Cresud and IRSA CP, which was periodically modified, the last update being on June 28, 2019.

Under this Framework Agreement, corporate services are currently provided in the following areas: Corporate Human Resources, Administration and Finance, Planning, Institutional Relations, Compliance, Shared Services Center, Real Estate Business Administration, Directory to distribute Real Estate, HR Real Estate Business, Security, Corporate Legal Management, Corporate Environment, Technical Management Infrastructure and Services, Purchasing and Contracting, Management and Enabling, Investments, Government Affairs, Hotels, Fraud Prevention, Bolivar, Proxy, General Management to distribute, Directory Security.

Under this agreement, the companies entrusted to an external consultant the semiannual review and evaluation of the criteria used in the process of liquidating corporate services, as well as the distribution bases and supporting documentation used in the aforementioned process, through the preparation of a semi-annual report.

It should be noted that the operation under comment allows Cresud, IRSA and IRSA CP to maintain absolute independence and confidentiality in their strategic and commercial decisions, being the allocation of costs and benefits made on the basis of operational efficiency and equity, without pursuing individual economic benefits for each of the companies.

4.	Legal services

The Group hires legal services from Estudio Zang, Bergel & Viñes, at which Saúl Zang is a partner and sits also at the Board of Directors of the Group companies.

5.	Donations granted to Fundación IRSA and Fundación Museo de los Niños

Fundación IRSA is a non-profit charity institution that seeks to support and generate initiatives concerning education, the promotion of corporate social responsibility and the entrepreneurial spirit of the youth. It carries out corporate volunteering programs and fosters donations by the Group's employees. The main members of Fundación IRSA's Board of Administrators are: Eduardo S. Elsztain (Chairman); Saúl Zang (Vice Chairman I), Alejandro Elsztain (Vice Chairman II) and Mariana C. de Elsztain (secretary). It finances its activities with the donations made by the Company, IRSA, Cresud and others Group's companies.

Fundación Museo de los Niños is a non-profit association created by the same founders of Fundación IRSA and its Management Board is formed by the same members as Fundación IRSA's.

On October 31, 1997, IRSA Propiedades Comerciales S.A. entered into an agreement with Fundación IRSA whereby 3,800 square meters of the constructed area at the Abasto shopping mall was granted under a gratuitous bailment agreement for a term of 30 years. Subsequently, on October 29, 1999, Fundación IRSA assigned free of cost all the rights of use over such store and its respective obligations to Fundación Museo de los Niños.

On November 29, 2005, IRSA Propiedades Comerciales S.A. signed another agreement with Fundación Museo de los Niños granting under gratuitous bailment 2,670.11 square meters of the constructed area at Alto Rosario shopping mall for a term of 30 years.

Fundación Museo de los Niños has used these spaces to set up "Museo de los Niños, Abasto" and "Museo de los Niños, Rosario", two interactive learning centers intended for children and adults. Both agreements establish the payment of common expenses and direct expenses related to the services performed by these stores should be borne by Fundación Museo de los Niños.

6.	Offices and Shopping malls spaces rental

IRSA and Cresud rent office space for their executive offices located at the Intercontinental Plaza tower at Moreno 877 in the Autonomous City of Buenos Aires, which we have owned since December 2014. They also rent space at our Abasto Shopping Mall.

The offices of our President are located at Bolívar 108, in the Autonomous City of Buenos Aires. The property has been rented to Isaac Elsztain e Hijos S.A., a company controlled by Eduardo Sergio Elsztain, our President, and some of his family members and to Hamonet S.A., a company controlled by Fernando A. Elsztain, one of our directors, and some of its family members.

In addition, Tarshop, Banco de Crédito y Securitización S.A., BHN Sociedad de Inversión S.A., BHN Seguros Generales S.A. and BHN Vida S.A. rent offices owned by us in different buildings. In addition, we also let various spaces in our Shopping Malls (stores, stands, storage space or advertising space) to third parties and related parties such as Tarshop S.A. and Banco Hipotecario S.A.. Lease agreement entered into with these related parties include clauses and values in line with those agreed upon with unrelated parties.

7.	Special reimbursement programs with several means of payment

The Group carries out diverse commercial activities and promotions intended to promote larger number of visitors and consumption inside its shopping mseealls. Some promotions are offered on specific dates or periods, different types of discounts to clients and/or interest-free financing plans. To this end, the Group enters into agreements with various third party financial entities and/or related parties, such as Banco Hipotecario S.A. and Tarshop S.A..

These agreements usually establish different refund percentages for those clients that make purchases at all the participating stores using the means of payment specific of each financial entity and, on occasions, additional financing plans with interest-free instalments. The cost of the refunds granted to the clients is generally distributed as a percentage among the lessors of the shopping malls and the financial entities, while the cost of interest-free financing is borne, in general, by the latter. The Group acts as an intermediary and is in charge of the lessors' engagement and the advertising of these promotions. This activity results in no money flows or transfer of revenues or costs between the Group and its related parties.

8.	Hospitality Services

On certain occasions, the Group hires hospitality and event venue rental services from Nuevas Fronteras S.A., Hoteles Argentinos S.A. and Llao Llao Resorts S.A., all subsidiaries of our parent company IRSA.

9.	Property purchase - sale

The Group in the course of business operations may acquire or sell to or from other related parties certain real estate properties used for rental purposes.

10.	Borrowings

In the normal course of its activities, the Group enters into diverse loan agreements or credit facilities between the group's companies and/or other related parties. These loans accrue interest at market rates.

11.	Financial and service operations

The Group works with several financial entities in the Argentine market for operations including, but not limited to, credit, investment, purchase and sale of securities and financial derivatives. Such entities include Banco Hipotecario S.A. and its subsidiaries. Furthermore, Banco Hipotecario S.A. and BACS Banco de Crédito y Securitización S.A. usually act as underwriters in capital market transactions undertaken by the Group. All transactions are carried out on arm's-length.

12.	Purchase of financial assets

The Group usually invests excess cash in several instruments that may include those issued by related companies, acquired at issuance or from unrelated third parties through secondary market deals.

13.	Investment in investment funds managed by BACS Administradora de Activos

The Group invests its liquid funds in mutual funds managed by BACS Administradora de Activos S.A.S.G.F.C.I. among other entities.

The following is a summary of the balances with related parties:

Item	06.30.19	06.30.18
Trade and other receivables	4,242,715	1,223,115
Investments in financial assets	2,750,850	386,667
Trade and other payables	(302,405)	(246,725)
Borrowings	-	(6,463)
Total	6,691,160	1,356,594

Related parties	06.30.19	06.30.18	Description of transaction
IRSA Inversiones y Representaciones Sociedad Anónima (IRSA)	3,784,889	1,047,638	Advances
	1,615,544	63,572	Non-convertible notes
	84,926	666	Other credits
	56,556	64,888	Corporate services
	12,448	19,366	Equity incentive plan
	4,764	14,037	Reimbursement of expenses
	648	-	Leases and/or rights to use space
	(411)	(683)	Reimbursement of expenses to pay
	(14,609)	(22,728)	Equity incentive plan to pay
	(131)	-	Lease collections to pay
Total direct parent company	5,544,624	1,186,756
Cresud S.A.CI.F. y A.	1,135,306	323,095	Non-convertible notes
	(20)	(23,919)	Reimbursement of expenses to pay
	(2,546)	(3,961)	Equity incentive plan to pay
	(26,856)	-	Reimbursement of expenses to pay
	(86,435)	(86,317)	Corporate services to pay
Total direct parent company of IRSA	1,019,449	208,898
La Rural S.A.	255,243	11,147	Dividends
	26,947	44,668	Leases and/or rights to use space
	(2,770)	(1,315)	Reimbursement of expenses to pay
Other associates and joint venture	5,101	-	Leases and/or rights to use space
	-	6,704	Loans granted
	-	(6,463)	Borrowings obtained
	-	(366)	Reimbursement of expenses to pay
	-	(445)	Advertising space to pay
	427	488	Reimbursement of expenses
	2	792	Management fee
	(387)	(806)	Leases and/or rights to use space to pay
Total associates and joint ventures of IRSA Propiedades Comerciales	284,563	54,404
Directors	(12)	(19)	Reimbursement of expenses to pay
	(132,840)	(104,430)	Fees
Total Directors	(132,852)	(104,449)
OFC S.R.L.	(20,400)	-	Others payables
	583	-	Others receivables
Exportaciones Agroindustriales Argentinas S.A.	(11,568)	-	Others payables
Others	6,232	5,107	Reimbursement of expenses
	3,735	7,289	Leases and/or rights to use space
	214	325	Advertising space
	-	(8)	Dividends to pay
	(1,712)	(14)	Leases and/or rights to use space to pay
	-	(42)	Commissions to pay
	(24)	(6)	Reimbursement of expenses to pay
	(1,684)	(1,666)	Legal services
Total others	(24,624)	10,985
Total	6,691,160	1,356,594

The following is a summary of the results with related parties:

Related parties	06.30.19	06.30.18	06.30.17	Description of transaction
IRSA	59,661	63,147	52,474	Corporate services
	10,189	29,537	1,715	Financial operations
	7,241	1,680	5,487	Leases and/or rights to use space
	261	294	281	Commissions
Total direct parent company	77,352	94,658	59,957
Cresud S.A.CI.F. y A.	26,405	257,226	133,653	Financial operations
	5,328	3,694	1,932	Leases and/or rights to use space
	(283,310)	(294,015)	(283,027)	Corporate services
Total direct parent company of IRSA	(251,577)	(33,095)	(147,442)
Tarshop S.A.	40,701	28,150	30,401	Leases and/or rights to use space
	739	594	15	Commissions
La Rural S.A.	26,353	22,597	16,476	Leases and/or rights to use space
	-	20,345	-	Dividends accrued
	-	3,120	18,450	Financial operations
Others associates and joint ventures	239	7,431	8,289	Fees
	(598)	1,301	(1,069)	Financial operations
	-	(926)	(4,080)	Leases and/or rights to use space
	-	22	-	Corporate services
Total associates and joint ventures	67,434	82,634	68,482
Directors	(273,235)	(296,462)	(289,266)	Fees
Senior Management	(17,241)	(17,535)	(14,597)	Fees
Total Directors	(290,476)	(313,997)	(303,863)
Banco de Crédito y Securitización	38,436	30,349	20,764	Leases and/or rights to use space
BHN Vida S.A	7,742	5,861	3,613	Leases and/or rights to use space
BHN Seguros Generales S.A.	7,838	5,960	3,713	Leases and/or rights to use space
Banco Hipotecario S.A.	-	1,816	7,330	Leases and/or rights to use space
	-	46	46	Commissions
	-	39	-	Dividends accrued
REIG V	-	-	133,532	Financial operations
Estudio Zang, Bergel & Viñes	(14,287)	(17,922)	(19,499)	Fees
Others	3,512	2,077	1,367	Leases and/or rights to use space
	31	-	-	Tax credits
	-	-	(1,392)	Commissions
	-	(3,234)	-	Donations
Total others	43,272	24,992	149,474
Total	(353,995)	(144,808)	(173,392)

The following is a summary of the transactions with related parties:

Related parties	06.30.19	06.30.18	Description of transaction
IRSA	607,833	1,107,479	Dividends granted
Tyrus	116	1,230	Dividends granted
E-Commerce Latina S. A.	719	1,309	Dividends granted
Total dividends granted	608,668	1,110,018
Nuevo Puerto Santa Fe S.A.	10,463	15,679	Dividends received
La Rural S.A.	301,182	54,962	Dividends received
Total dividends received	311,645	70,641
Quality Invest S.A.	50,833	64,726	Irrevocable contributions granted
Avenida Inc S.A.	-	9,661	Irrevocable contributions granted
Total irrevocable contributions	50,833	74,387
Quality Invest S.A.	-	2,565	Equity contributions granted
Total equity contributions	-	2,565
Tarshop S.A.	(123,939)	-	Sale of share
Total sale of shares	(123,939)	-